CHANGE OF CONTROL	12 Months Ended
Aug. 31, 2022
Change Of Control
CHANGE OF CONTROL

NOTE 2 – CHANGE OF CONTROL

Pursuant to the terms of a share transfer agreement dated December 20, 2021, Dr. Low, the then sole executive officer and director of the Company and the owner of 2,000,000 restricted shares of Common Stock of the Company, representing 67.34% of the Then Enlarged Share Capital, sold his entire shareholding of the Company to WKL Global for an aggregate consideration of $100. Upon completion of the Change of Control Transaction, WKL Global Limited then owned 2,000,000 shares of Common Stock, or approximately 67.34% of Then Enlarged Share Capital, which resulted in a change of control of the Company.